           SUPPLEMENT DATED JANUARY 27, 2006 TO THE PROSPECTUS DATED
            MAY 1, 2005 OF THE DIVERSIFIED INVESTORS FUNDS GROUP AND
              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INVESTORS INTERMEDIATE GOVERNMENT BOND FUND

     Effective January 24, 2006, Diversified Investment Advisors, Inc. terminated its Investment Subadvisory Agreement with Stephens Capital Management with respect to the Intermediate Government Bond Portfolio (the "Portfolio"). Allegiance Investment Management, L.L.C., which has subadvised a portion of the Portfolio since September 15, 2003, has assumed the day-to-day management of all of the assets of the Portfolio.

Form No. 2891 (rev. 1/2006)                                             33-61810
                                                                       333-00295

           SUPPLEMENT DATED JANUARY 27, 2006 TO THE PROSPECTUS DATED
          MAY 1, 2005 OF THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND
            THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INSTITUTIONAL INTERMEDIATE GOVERNMENT BOND FUND

     Effective January 24, 2006, Diversified Investment Advisors, Inc. terminated its Investment Subadvisory Agreement with Stephens Capital Management with respect to the Intermediate Government Bond Portfolio (the "Portfolio"). Allegiance Investment Management, L.L.C., which has subadvised a portion of the Portfolio since September 15, 2003, has assumed the day-to-day management of all of the assets of the Portfolio.

Form No. 3155 (rev. 1/2006)                                             33-61810
                                                                       333-00295

                    SUPPLEMENT DATED JANUARY 27, 2006 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005
                    OF THE DIVERSIFIED INVESTORS FUNDS GROUP
                   THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP
              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
            THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INVESTORS INTERMEDIATE GOVERNMENT BOND FUND
DIVERSIFIED INSTITUTIONAL INTERMEDIATE GOVERNMENT BOND FUND

     Effective January 24, 2006, Diversified Investment Advisors, Inc. terminated its Investment Subadvisory Agreement with Stephens Capital Management with respect to the Intermediate Government Bond Portfolio (the "Portfolio"). Allegiance Investment Management, L.L.C., which has subadvised a portion of the Portfolio since September 15, 2003, has assumed the day-to-day management of all of the assets of the Portfolio.

Form No. 3157 (rev. 1/2006)                                             33-61810
                                                                       333-00295